U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

January 3, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:          Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the following Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 29, 2006, filed electronically as Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A on December 28, 2006:

Prospectus for the Investor Class of the Total Market Bull 2.5X Fund, the Total Market Bear 2.5X Fund, the S&P 500® Bull 2.5X Fund, the S&P 500® Bear 2.5X Fund, the NASDAQ-100® Bull 2.5X Fund, the NASDAQ-100® Bear 2.5X Fund, the Mid Cap Bull 2.5X Fund, the Mid Cap Bear 2.5X Fund, the Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund), the Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund), the Equity Income Bull 2.5X Fund, the Equity Income Bear 2.5X Fund, NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund), S&P 500® Bear 1X Fund (formerly U.S./Short Fund), Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund), the Dollar Bull 2.5X Fund, the Dollar Bear 2.5X Fund, the Japan Bull 2X Fund, the Japan Bear 2X Fund, the Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund), the Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund), the Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund), the Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund), the Latin America Bull 2X Fund, the Latin America Bear 2X Fund, the Real Estate Bull 2X Fund, the Real Estate Bear 2X Fund (formerly Short Real Estate Fund), the Commodity Bull 2X Fund (formerly Commodity Bull Fund), the Commodity Bear 2X Fund, the Biotech Bull 2X Fund, the Biotech Bear 2X Fund, the Oil & Gas Bull 2X Fund, the Oil & Gas Bear 2X Fund, the Precious Metals Bull 2X Fund, the Precious Metals Bear 2X Fund, the Healthcare Bull 2X Fund, the Healthcare Bear 2X Fund, the Financial Bull 2X Fund, the Financial Bear 2X Fund, the 10 Year Note Bull 2.5X Fund, the 10 Year Note Bear 2.5X Fund, the Dynamic HY Bond Fund, the HY Bear Fund and the U.S. Government Money Market Fund;

and

the Service Class of the Total Market Bull 2.5X Fund, the Total Market Bear 2.5X Fund, the S&P 500® Bull 2.5X Fund, the S&P 500® Bear 2.5X Fund, the NASDAQ-100® Bull 2.5X Fund, the NASDAQ-100® Bear 2.5X Fund, the Mid Cap Bull 2.5X Fund, the Mid Cap Bear 2.5X Fund, the Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund), the Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund), the Equity Income Bull 2.5X Fund, the Equity Income Bear 2.5X Fund, the Dollar Bull 2.5X Fund, the Dollar Bear 2.5X Fund, the Japan Bull 2X Fund, the Japan Bear 2X Fund, the Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund), the Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund), the Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund), the Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund), the Latin America Bull 2X Fund, the Latin America Bear 2X Fund, the Real Estate Bull 2X Fund, the Real Estate Bear 2X Fund (formerly Short Real Estate Fund), the Commodity Bull 2X Fund (formerly Commodity Bull Fund), the Commodity Bear 2X Fund, the Biotech Bull 2X Fund, the Biotech Bear 2X Fund, the Oil & Gas Bull 2X Fund, the Oil & Gas Bear 2X Fund, the Precious Metals Bull 2X Fund, the Precious Metals Bear 2X Fund, the Healthcare Bull 2X Fund, the Healthcare Bear 2X Fund, the Financial Bull 2X Fund, the Financial Bear 2X Fund, the 10 Year Note Bull 2.5X Fund, the 10 Year Note Bear 2.5X Fund and the U.S. Government Money Market Fund.

Statement of Additional Information for the Investor Class of the Total Market Bull 2.5X Fund, the Total Market Bear 2.5X Fund, the S&P 500® Bull 2.5X Fund, the S&P 500® Bear 2.5X Fund, the NASDAQ-100® Bull 2.5X Fund, the NASDAQ-100® Bear 2.5X Fund, the Mid Cap Bull 2.5X Fund, the Mid Cap Bear 2.5X Fund, the Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund), the Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund), the Equity Income Bull 2.5X Fund, the Equity Income Bear 2.5X Fund, NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund), S&P 500® Bear 1X Fund (formerly U.S./Short Fund), Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund), the Dollar Bull 2.5X Fund, the Dollar Bear 2.5X Fund, the Japan Bull 2X Fund, the Japan Bear 2X Fund, the Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund), the Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund), the Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund), the Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund), the Latin America Bull 2X Fund, the Latin America Bear 2X Fund, the Real Estate Bull 2X Fund, the Real Estate Bear 2X Fund (formerly Short Real Estate Fund), the Commodity Bull 2X Fund (formerly Commodity Bull Fund), the Commodity Bear 2X Fund, the Biotech Bull 2X Fund, the Biotech Bear 2X Fund, the Oil & Gas Bull 2X Fund, the Oil & Gas Bear 2X Fund, the Precious Metals Bull 2X Fund, the Precious Metals Bear 2X Fund, the Healthcare Bull 2X Fund, the Healthcare Bear 2X Fund, the Financial Bull 2X Fund, the Financial Bear 2X Fund, the 10 Year Note Bull 2.5X Fund, the 10 Year Note Bear 2.5X Fund, the Dynamic HY Bond Fund, the HY Bear Fund and the U.S. Government Money Market Fund;

and

the Service Class of the Total Market Bull 2.5X Fund, the Total Market Bear 2.5X Fund, the S&P 500® Bull 2.5X Fund, the S&P 500® Bear 2.5X Fund, the NASDAQ-100® Bull 2.5X Fund, the NASDAQ-100® Bear 2.5X Fund, the Mid Cap Bull 2.5X Fund, the Mid Cap Bear 2.5X Fund, the Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund), the Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund), the Equity Income Bull 2.5X Fund, the Equity Income Bear 2.5X Fund, the Dollar Bull 2.5X Fund, the Dollar Bear 2.5X Fund, the Japan Bull 2X Fund, the Japan Bear 2X Fund, the Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund), the Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund), the Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund), the Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund), the Latin America Bull 2X Fund, the Latin America Bear 2X Fund, the Real Estate Bull 2X Fund, the Real Estate Bear 2X Fund (formerly Short Real Estate Fund), the Commodity Bull 2X Fund (formerly Commodity Bull Fund), the Commodity Bear 2X Fund, the Biotech Bull 2X Fund, the Biotech Bear 2X Fund, the Oil & Gas Bull 2X Fund, the Oil & Gas Bear 2X Fund, the Precious Metals Bull 2X Fund, the Precious Metals Bear 2X Fund, the Healthcare Bull 2X Fund, the Healthcare Bear 2X Fund, the Financial Bull 2X Fund, the Financial Bear 2X Fund, the 10 Year Note Bull 2.5X Fund, the 10 Year Note Bear 2.5X Fund and the U.S. Government Money Market Fund.

Prospectuses for the:
▪	Investor Class of the Direxion Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Large Cap Fund, Evolution Small Cap Fund and Evolution Total Return Fund;
▪	Service Class of the Direxion Evolution Managed Bond Fund and Evolution All-Cap Equity Fund;
▪	Service Class of the HCM Freedom Fund; and the
▪	Service Class of the Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund.

Statements of Additional Information for the:
▪	Investor Class of the Direxion Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Large Cap Fund, Evolution Small Cap Fund and Evolution Total Return Fund;
▪	Service Class of the Direxion Evolution Managed Bond Fund and Evolution All-Cap Equity Fund;
▪	Service Class of the HCM Freedom Fund; and the
▪	Service Class of the Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-4850.

Sincerely yours,

/s/ Angela L. Pingel

Angela L. Pingel
for U.S. BANCORP FUND SERVICES, LLC